Leases - Lessor: Lease Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lease income—net investment in leases
Interest income		¥ 92,327	¥ 87,189	¥ 80,810
Other		3,849	2,500	2,568
Lease income – operating leases	[1]	624,444	535,490	499,541
Total lease income		¥ 720,620	¥ 625,179	¥ 582,919
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues	Revenues	Revenues

[1]	Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥25,699 million, ¥20,960 million and ¥31,965 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥31,233 million, ¥32,481 million and ¥44,668 million for fiscal 2023, 2024 and 2025, respectively.